Share-Based compensation - Additional information (Details)									1 Months Ended	12 Months Ended
	Mar. 24, 2023 € / shares	Dec. 28, 2022 shares	Oct. 27, 2021	Sep. 17, 2021	Sep. 08, 2021 shares	Feb. 21, 2021 shares	Dec. 12, 2018 shares	Nov. 03, 2016 shares	Apr. 30, 2020 shares € / shares	Dec. 31, 2023 EUR (€) shares person € / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Share-Based Compensation
Number of exercise share split										1
Warrant expiration period										10 years
2016 plan
Share-Based Compensation
Number of outstanding equity-settled share-based incentive plans										0	27,500	52,500
Number of common share split								1
Number of share options issuable in share based payment arrangement								1,500
Maximum number of individuals share options owners										150
Percentage at grant date										34.00%
Percentage vesting first anniversary grant date										33.00%
Percentage vesting second anniversary grant date										33.00%
Number of shares representing issuable share options before share split								1,500
Number of shares representing issuable share options after share split								750,000
Minimum exercise price after share split | € / shares										€ 5.17
Number of share options granted in share based payment arrangement 2016 2017 2018													1,500	1,500	1,500
Number of share options issued in share based payment arrangement 03 November 2016								1,500
Minimum exercise price before share split | € / shares										€ 2,585.32
2018 Plan
Share-Based Compensation
Number of outstanding equity-settled share-based incentive plans										50,000	50,000	50,000
Exercise price warrant granted before April 2020 before share split | € / shares									€ 3,259.91
Number of share options issuable in share based payment arrangement							525
Maximum number of individuals share options owners										150
Percentage at grant date										34.00%
Percentage vesting first anniversary grant date										33.00%
Percentage vesting second anniversary grant date										33.00%
Number of shares representing issuable share options before share split							525
Number of shares representing issuable share options after share split							262,500
Exercise price of warrant issued before April 2020 | € / shares									5,966.59
Minimum exercise price after share split | € / shares									€ 6.52
Exercise price | € / shares										€ 6.52
Number of share options granted in share based payment arrangement April 2020									33
Exercise price warrant granted April 2020 after share split | € / shares									€ 11.93
Minimum exercise price before share split | € / shares										€ 3,259.91
2020 plan
Share-Based Compensation
Number of outstanding equity-settled share-based incentive plans										410,500	450,500	490,500
Number of share options issuable in share based payment arrangement										550,000
Maximum number of individuals share options owners										150
Percentage at grant date										34.00%
Percentage vesting first anniversary grant date										33.00%
Percentage vesting second anniversary grant date										33.00%
Number of shares representing issuable share options before share split										550,000
Exercise price | € / shares										€ 11.94
Number of share options issued in share based payment arrangement 7 April 2020										550,000
2021 Plan
Share-Based Compensation
Number of outstanding equity-settled share-based incentive plans										1,119,250	888,490	400,490
Period for exercising the warrants after leaving the Company										3 months
Number of share options issuable in share based payment arrangement					1,400,000
Maximum number of individuals share options owners										150
Percentage at grant date										25.00%
Percentage vesting first anniversary grant date										25.00%
Percentage vesting second anniversary grant date										25.00%
Percentage of vesting third anniversary grant date										25.00%
Exercise price | € / shares	€ 5.42									€ 25.31
Number of share options granted in sharebased payment arrangements 17 september 2021				319,240
Number of share options granted in sharebased payment arrangements 27 October 2021			111,500
Number of share options cancelled in sharebased payment arrangement 17 September 2021				29,500
2022 Plan
Share-Based Compensation
Number of outstanding equity-settled share-based incentive plans										55,856
Number of share options issuable in share based payment arrangement		700,000
Maximum number of individuals share options owners | person										150
Maximum term of share options										10 years
Percentage at grant date										25.00%
Percentage vesting first anniversary grant date										25.00%
Percentage vesting second anniversary grant date										25.00%
Percentage of vesting third anniversary grant date										25.00%
Plan 2021 (grant May 14 2022)
Share-Based Compensation
Exercise price | € / shares										€ 5.42
Plan 2021 (grant June 8 2022)
Share-Based Compensation
Exercise price | € / shares										€ 12.95
Consolidated entity
Share-Based Compensation
Share split						500	500	500		500
Share-based payment (see note 16) | €										€ 2,600,000	€ 2,700,000	€ 1,300,000
Weighted average fair value at measurement date share options granted | €										€ 2.85	€ 5.29
Weighted average remaining contractual life of outstanding share options | €										2.9	3.4